Nature of Business and Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Nature of Business and Summary of Significant Accounting Policies
Note 1.  Nature of Business and Summary of Significant Accounting Policies
Nature of Business. II-VI Incorporated and its subsidiaries (the “Company,” “we,” “us,” or “our”), a global leader in engineered materials and optoelectronic components and devices, is a vertically-integrated manufacturing company that develops, manufactures and markets engineered materials and optoelectronic components and devices for precision use in industrial materials processing, optical communications, aerospace and defense, consumer electronics, semiconductor capital equipment, life sciences and automotive applications. The Company markets its products through its direct sales force and through distributors and agents.
The Company uses certain uncommon materials and compounds to manufacture its products. Some of these materials are available from only one proven outside source. The continued high quality of these materials is critical to the stability of the Company’s manufacturing yields. The Company has not experienced significant production delays due to a shortage of materials. However, the Company does occasionally experience problems associated with vendor-supplied materials not meeting specifications for quality or purity. A significant failure of the Company’s suppliers to deliver sufficient quantities of necessary high-quality materials on a timely basis could have a material adverse effect on the Company’s results of operations.
Principles of Consolidation. The Consolidated Financial Statements include the accounts of the Company. All intercompany transactions and balances have been eliminated.
Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Foreign Currency Translation. For II-VI Singapore Pte., Ltd. and its subsidiaries, II-VI Laser Enterprise of the Compound Semiconductors segment, II-VI Network Solutions Division of the Photonic Solutions segment, and II-VI Performance Metals of the Compound Semiconductors segment, the functional currency is the United States (U.S.) dollar. The determination of the functional currency is made based on the appropriate economic and management indicators.
For all other foreign subsidiaries, the functional currency is the local currency. Assets and liabilities of those operations are translated into U.S. dollars using period-end exchange rates while income and expenses are translated using the average exchange rates for the reporting period. Translation adjustments are recorded as accumulated other comprehensive income within shareholders’ equity in the accompanying Consolidated Balance Sheets.
Cash and Cash Equivalents. The Company considers highly liquid investment instruments with an original maturity of three months or less to be cash equivalents. We place our cash and cash equivalents with high credit quality financial institutions and to date have not experienced credit losses in these instruments. Cash of foreign subsidiaries is on deposit at banks in China, Vietnam, Singapore, Japan, Switzerland, the Netherlands, Germany, the Philippines, Belgium, Italy, Hong Kong, the United Kingdom, South Korea and Taiwan.
Accounts Receivable. The Company establishes an allowance for doubtful accounts based on historical experience and believes the collection of revenues, net of this allowance, is reasonably assured.
Inventories. Inventories are valued at the lower of cost or net realizable value, with cost determined on the first-in, first-out basis. Inventory costs include material, labor and manufacturing overhead. In evaluating the net realizable value of inventory, management also considers, if applicable, other factors, including known trends, market conditions, currency exchange rates and other such issues. The Company generally records a reduction to the carrying value of inventory as a charge against earnings for all products on hand more than 12 to 24 months, depending on the products that have not been sold to customers or cannot be further manufactured for sale to alternative customers. An additional charge may be recorded for product on hand that is in excess of product sold to customers over the same periods noted above. The cumulative adjustments to the carrying value of inventory totaled $23.5 million and $22.5 million at June 30, 2019 and 2018, respectively.
Property, Plant and Equipment. Property, plant and equipment are carried at cost or fair value upon acquisition. Major improvements are capitalized, while maintenance and repairs are generally expensed as incurred. The Company reviews its property, plant and equipment and other long-lived assets for impairment whenever events or circumstances indicate that the carrying amounts may not be recoverable. Depreciation for financial reporting purposes is computed primarily by the straight-
line method over the estimated useful lives for building, building improvements and land improvements of 10 to 20 years and three to 20 years for machinery and equipment.
Business Combinations. The Company accounts for business acquisitions by establishing the acquisition-date fair value as the measurement for all assets acquired and liabilities assumed. Certain provisions of U.S. GAAP prescribe, among other things, the determination of acquisition-date fair value of consideration paid in a business combination (including contingent consideration) and the exclusion of transaction and acquisition-related restructuring costs from acquisition accounting.
Goodwill. The excess purchase price over the fair value allocated to identifiable tangible and intangible net assets of businesses acquired is reported as goodwill in the accompanying Consolidated Balance Sheets. The Company tests goodwill for impairment at least annually as of April 1, or when events or changes in circumstances indicate that goodwill might be impaired. The evaluation of impairment involves comparing the current fair value of the Company’s reporting units to the recorded value (including goodwill). The Company uses a discounted cash flow (“DCF”) model and/or a market analysis to determine the fair value of its reporting units. A number of assumptions and estimates are involved in estimating the forecasted cash flows used in the DCF model, including markets and market shares, sales volume and pricing, costs to produce, working capital changes and income tax rates. Management considers historical experience and all available information at the time the fair values of the reporting units are estimated. Goodwill impairment is now measured as the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill.
The Company has the option to perform a qualitative assessment of goodwill prior to completing the quantitative assessment described above to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill and other intangible assets. If the Company concludes that this is the case, it must perform the quantitative assessment. Otherwise, the Company will forego the quantitative assessment and does not need to perform any further testing. As of April 1 of fiscal years 2019 and 2018, the Company completed its annual impairment tests of its reporting units using the quantitative assessment. Based on the results of these analyses the Company’s goodwill was not impaired.
Intangibles. Intangible assets are initially recorded at their cost or fair value upon acquisition. Finite-lived intangible assets are amortized for financial reporting purposes using the straight-line method over the estimated useful lives of the assets ranging from five to 20 years. Indefinite-lived intangible assets are not amortized but tested annually for impairment at April 1st, or when events or changes in circumstances indicate that indefinite-lived intangible assets might be impaired.
Investments in Other Entities. In the normal course of business, the Company enters into various types of investment arrangements, each having unique terms and conditions. These investments may include equity interests held by the Company in business entities, including general or limited partnerships, contractual ventures, or other forms of equity participation. The Company determines whether such investments involve a variable interest entity (“VIE”) based on the characteristics of the subject entity. If the entity is determined to be a VIE, then management determines if the Company is the primary beneficiary of the entity and whether or not consolidation of the VIE is required. The primary beneficiary consolidating the VIE must normally have both (i) the power to direct the activities of a VIE that most significantly affect the VIE’s economic performance and (ii) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE, in either case that could potentially be significant to the VIE. When the Company is deemed to be the primary beneficiary, the VIE is consolidated and the other party’s equity interest in the VIE is accounted for as a noncontrolling interest.
The Company generally accounts for investments it makes in VIEs in which it has determined that it does not have a controlling financial interest but has significant influence over and holds at least a 20% ownership interest using the equity method. Any such investment not meeting the parameters to be accounted under the equity method would be accounted for under ASU 2016-1.
If an entity fails to meet the characteristics of a VIE, management then evaluates such entity under the voting model. Under the voting model, management consolidates the entity if they determine that the Company, directly or indirectly, has greater than 50% of the voting shares and determines that other equity holders do not have substantive participating rights.
Commitments and Contingencies. Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. Such accruals are adjusted as further information develops or circumstances change. Our customers may discover defects in our products after the products have been fully deployed and operated under peak stress conditions. If we are unable to correct defects or other problems, we could experience, among other things, loss of customers, increased costs of product returns and warranty expenses, damage to our brand reputation, failure to attract new customers or achieve market acceptance, diversion of development and engineering resources, or legal action by our customers. The Company had no material loss contingency liabilities at June 30, 2019 related to commitments and contingencies.
Income Taxes. Deferred income tax assets and liabilities are determined based on the differences between the consolidated financial statement and tax basis of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred income tax assets to the amount more likely than not to be realized.
The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The amount of unrecognized tax benefits is adjusted for changes in facts and circumstances. For example, adjustments could result from significant amendments to existing tax law and the issuance of regulations or interpretations by the taxing authorities, new information obtained during a tax examination, or resolution of an examination. The Company believes that its estimates for uncertain tax positions are appropriate and sufficient to pay assessments that may result from examinations of its tax returns. The Company recognizes both accrued interest and penalties related to unrecognized tax benefits in income tax expense.
Revenue Recognition. Revenue is recognized under ASC 606 when or as obligations under the terms of a contract with the Company’s customer have been satisfied and control has transferred to the customer. The Company has elected to exclude all taxes from the measurement of the transaction price.
For contracts with commercial customers, which comprise the majority of the Company’s performance obligations, ownership of the goods and associated revenue are transferred to customers at a point in time, generally upon shipment of a product (“Direct Ship Parts”) to the customer or receipt of the product by the customer and without significant judgments. The majority of contracts typically require payment within 30 to 60 days after transfer of ownership to the customer.
Contracts with the United States (“U.S.”) government through its prime contractors are typically for products or services with no alternative future use to the Company with an enforceable right to payment for performance completed to date, whereas commercial contracts typically have alternative use. Customized products with no alternative future use to the Company with an enforceable right to payment for performance completed to date are recorded over time utilizing the output method of units delivered. The Company considers this to be a faithful depiction of the transfer to the customer of revenue over time due to short cycle time and immaterial work-in-process balances. The majority of contracts typically require payment within 30 to 60 days after transfer of ownership to the customer.
Service revenue includes repairs, non-recurring engineering, tolling arrangements and installation. Repairs, tolling and installation activities are usually completed in a short period of time (normally less than one month) and therefore recorded at a point in time when the services are completed. Non-recurring engineering arrangements are typically recognized over time under the time and material practical expedient, as the entity has a right to consideration from a customer, in an amount that corresponds directly with the value to the customer of the entity’s performance completed to date. The majority of contracts typically require payment within 60 days.
The Company’s revenue recognition policy is consistently applied across the Company’s segments, product lines and geographical locations. Further for the periods covered herein, we did not have post shipment obligations such as training or installation, customer acceptance provisions, credits and discounts, rebates and price protection, or other similar privileges. Our distributors and agents are not granted price protection. Our distributors and agents, which comprise less than 10% of consolidated revenues, have no additional product return rights beyond the right to return defective products covered by our warranty policy.
Under ASC 606, the Company expenses sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within selling, general and administration expenses. The Company has elected to recognize the costs for freight and shipping when control over products has transferred to the customer as an expense in cost of sales.
The Company monitors and tracks the amount of product returns and reduces revenue at the time of shipment for the estimated amount of future returns, based on historical experience. The Company makes estimates evaluating its allowance for doubtful accounts. The Company continuously monitors collections and payments from its customers and maintains a provision for estimated credit losses based upon its historical experience and any specific customer collection issues that it has identified.
The Company offers an assurance-type limited warranty that products will be free from defects in materials and workmanship. The warranty is typically one year or the industry standard in length and is limited to either (1) the replacement or repair of the product or (2) a credit against future purchases. The products are not sold with a right of return.
The Company has elected not to disclose the aggregate amount of the transaction price allocated to unsatisfied performance obligations, as our contracts have an original expected duration of less than one year.
Research and Development. Internal research and development costs and costs not related to customer and government funded research and development contracts are expensed as incurred.
Share-Based Compensation.  Share-based compensation arrangements require the recognition of the grant-date fair value of stock compensation in net earnings. The Company recognizes the share-based compensation expense over the requisite service period of the individual grantees, which generally equals the vesting period.
Accumulated Other Comprehensive Income. Accumulated other comprehensive income is a measure of all changes in shareholders’ equity that result from transactions and other economic events in the period other than transactions with owners. Accumulated other comprehensive (loss) income is a component of shareholders’ equity and consists of accumulated foreign currency translations adjustments and pension adjustments.
Fair Value Measurements. The Company applies fair value accounting for all financial assets and liabilities that are required to be recognized or disclosed at fair value in the financial statements. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, the Company considers the principal or most advantageous market in which the Company would transact, and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.
Operating Leases. The Company classifies operating leases in accordance with the provisions of lease accounting. Rent expense under noncancelable operating leases with scheduled rent increases or rent holidays is accounted for on a straight-line basis over the lease term, beginning on the date of initial possession or the effective date of the lease agreement. The amount of the excess straight-line rent expense over scheduled payments is recorded as a deferred liability. The current portion of unamortized deferred lease costs is included in other accrued liabilities and the long-term portion is included in other liabilities in the Consolidated Balance Sheets.
Capital Leases. The Company accounts for capital leases at the lesser of the estimated fair market value of the leased property or the net present value of the aggregate future minimum lease payments. The current and long-term portion of the capital lease obligation is recorded in other accrued liabilities and other liabilities, respectively, in the Consolidated Balance Sheet. Capital lease assets are included in property, plant & equipment and are generally depreciated over the term of the lease. Interest expense on capital leases are included in interest expense in the Consolidated Statements of Earnings.
Recently Issued Financial Accounting Standards
Revenue Recognition Pronouncement
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-9, Revenue from Contracts with Customers (Topic 606). The standard requires an entity to recognize revenue in a manner that depicts the transfer of goods or services to customers at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company adopted this standard on July 1, 2018 using the modified retrospective method of adoption applied to all contracts at that date. Adoption of the ASU did not require an adjustment to the opening balance of equity. The standard did not have a significant effect on its results of operations, liquidity or financial position in fiscal year 2019. The Company implemented processes and controls to ensure new contracts are reviewed for the appropriate accounting treatment and to generate the disclosures required under the new standard. For the disclosures required by this ASU, see Note 5, Revenue from Contracts with Customers.
Other Adopted Pronouncements
In August 2018, the FASB issued ASU 2018-14, Disclosure Framework – Changes to the disclosure framework requirements for Defined Benefit Plans. This update defined a narrower set of disclosures required on the basis of an evaluation of whether the expected benefits of entities providing the information justify the expected costs. The adoption of this standard did not have a material effect on the Company’s Consolidated Financial Statements.
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the disclosure requirements for fair value measurements. This update defined a narrower set of disclosures required on the basis of an evaluation of whether the expected benefits of entities providing the information justify the expected costs. The adoption of this standard did not have a material effect on the Company’s Consolidated Financial Statements.
In March 2017, the FASB issued ASU 2017-7, Compensation (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. This update affects employers’ presentation of defined benefit retirement plan costs. With the adoption of this standard, the Company restated the prior periods ending June 30, 2018, 2017, and 2016. These restatements did not have a material effect on the Company’s Consolidated Financial Statements.
In January 2017, the FASB issued ASU 2017-1, Business Combinations (Topic 805): Clarifying the Definition of a Business. This update changes the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. The adoption of this standard did not have a material effect on the Company’s Consolidated Financial Statements.
In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. This update requires that when intra-entity asset transfers occur, the entity must recognize tax effects in the period in which the transfer occurs. The adoption of this standard did not have a material effect on the Company’s Consolidated Financial Statements.
In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The guidance clarifies how entities should classify certain cash receipts and cash payments on the statement of cash flows. The guidance also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flow. The adoption of this standard did not have a material effect on the Company’s Consolidated Financial Statements.
Pronouncements Currently Under Evaluation
In February 2016, the FASB issued ASU 2016-2, Leases (Topic 842). This update modifies lease accounting for lessees to increase transparency and comparability by recording lease assets and liabilities for operating leases and disclosing key information about leasing arrangements. The new standard will become effective for the Company’s fiscal year 2020, which begins on July 1, 2019. During fiscal year 2019, we conducted a survey to identify all leases across the organization (including embedded leases). We identified that a majority of our leases are categorized into one of three categories: office equipment, real estate and vehicles. We are finalizing the accumulation of lease data, including new leases entered into at the end of fiscal year 2019, and preparing the final transition adjustment calculations. We estimate that total assets and total liabilities will increase within the range of $90 million and $120 million on July 1, 2019 when the ASU is adopted.
In July 2018, the FASB issued targeted improvements to ASU 2016-2 in ASU 2018-11. This update provides entities with an optional transition method, which permits an entity to initially apply the new leases standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. We expect to use this new transition approach and the comparative periods presented in our fiscal 2020 consolidated financial statements will continue to be reported in accordance with ASC 840, Leases. We anticipate that we will elect the package of practical expedients allowed in the standard, which among other things, allows us to carry forward our historical lease classification. We also anticipate that we will make an accounting policy election to use the practical expedient allowed in the standard to not separate lease and non-lease components when calculating the lease liability under Topic 842.
In July 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which among other things, requires the measurement of all expected credit losses of financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward looking information to better inform their credit loss estimates. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. ASU 2016-13 is effective for periods beginning after December 15, 2019, and interim periods within those fiscal years. The Company is in the process of evaluating the impact of the pronouncement.